Finance Income and Finance Expenses - Summary of Finance Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income and other finance income:
Income from financial receivables recorded in non-current assets	€ 0	€ 0	€ 0
Income from securities other than investments, recorded in non-current assets			1
Income from securities other than investments, recorded in current assets	14	16	26
Income other than the above:
Interest income	129	151	214
Exchange gains	782	713	976
Income from fair value hedge derivatives	66	65	99
Reversal of the Reserve for cash flow hedge derivatives to the income statement (interest rate component)	568	649	954
Income from non-hedgingderivatives	9	13	15
Miscellaneous finance income	26	37	110
Interest income and other finance income	1,594	1,644	2,395
Positive fair value adjustments to:
Fair value hedge derivatives		50	129
Underlying financial assets and liabilities of fair value hedges derivatives	95	173	10
Non hedging derivatives	119	676	226
Financial income on fair value adjustments	214	899	365
Reversal of impairment loss on financial assets other than investments	0	0	0
Total	1,808	2,543	2,760
of which, included in the supplementary disclosure on financial instruments	€ 300	€ 987	€ 630